Tax Financing Program - Schedule of Components of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Principal	R$ 170,604
Fines	10,614
Interest	371,988
Total	553,206	R$ 888,777
Tax on revenue (COFINS)
Debt Instrument [Line Items]
Principal	42,921
Interest	156,674
Total	199,595	299,533
Income Tax
Debt Instrument [Line Items]
Principal	5,873
Interest	39,094
Total	44,967	68,285
Tax on revenue (PIS)
Debt Instrument [Line Items]
Principal	44,043
Interest	35,842
Total	79,885	89,954
Social security (INSS - SAT)
Debt Instrument [Line Items]
Principal	1,018
Fines	1,342
Interest	2,414
Total	4,774	8,450
Social Contribution
Debt Instrument [Line Items]
Principal	754
Fines	323
Interest	11,426
Total	12,503	17,339
Tax on banking transactions (CPMF)
Debt Instrument [Line Items]
Principal	19,014
Fines	2,142
Interest	28,976
Total	50,132	49,268
PRT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	26,685
Fines	2,374
Interest	25,469
Total	54,528	227,261
PRT - Social Security - INSS
Debt Instrument [Line Items]
Total		5,790
PERT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	1,146
Interest	1,292
Total	2,438	12,981
Other
Debt Instrument [Line Items]
Principal	29,150
Fines	4,433
Interest	70,801
Total	R$ 104,384	R$ 109,916